Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Long-Term Debt

A summary of long-term debt at December 31 follows (in thousands):

	2014	2013
Term Loan Facility, net of unamortized original issue discount of $6.4 million at December 31, 2014	$988,645	$	−
Prior Term Loan Facility, net of unamortized original issue discount of $6.4 million at December 31, 2013	−		777,197
8.00% Notes due 2020	750,000		−
8.75% Notes due 2023	600,000		−
6.375% Notes due 2022	500,000		−
8.25% Notes due 2019	−		550,000
Mandatory Redeemable Preferred Stock (See Note 13)	34,773		−
ABL Facility	−		−
Prior ABL Facility	−		256,100
Other	3,720		4,316
Total debt, average life of 7 years (weighted average rate 6.7% for 2014 and 5.4% for 2013)	2,877,138		1,587,613
Amounts due within one year	(24,607)		(8,222)
Long-term debt	$2,852,531		$1,579,391

Summary of Maturities of Long-Term Debt

The following table summarizes scheduled maturities of long-term debt for the years 2015 through 2019 (in thousands):

	Term Loan Facility		8.00% Notes due 2020	8.75% Notes due 2023		6.375% Notes due 2022		Mandatory Redeemable Preferred Stock		ABL Facility	Other	Total
2015	$10,000	$	−	$	−	$	−	$10,887	$	−	$3,720	$24,607
2016	10,000		−		−		−	11,514		−	−	21,514
2017	10,000		−		−		−	12,372		−	−	22,372
2018	10,000		−		−		−	−		−	−	10,000
2019	10,000				−		−	−		−	−	10,000